Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Value
INVESTMENT COMPANIES - 98.7%
Exchange Traded Funds - 98.7%
Columbia Diversified Fixed Income Allocation ETF	$8,237,104
First Trust TCW Opportunistic Fixed Income ETF	43,356,674
Invesco Preferred ETF (b)	40,595,992
Invesco Senior Loan ETF	5,913,079
iShares 20+ Year Treasury Bond ETF (b)	25,080,413
iShares iBoxx Investment Grade Corporate Bond ETF	37,688,257
iShares JP Morgan USD Emerging Markets Bond ETF	31,408,164
Janus Henderson Mortgage-Backed Securities ETF	13,814,190
Overlay Shares Core Bond ETF	2,520,172
SPDR Bloomberg Barclays Convertible Securities ETF	21,065,409
SPDR Portfolio Aggregate Bond ETF	48,119,824
SPDR Portfolio Intermediate Term Corporate Bond ETF	20,115,010
VanEck Vectors Fallen Angel High Yield Bond ETF	12,514,060
Vanguard Total International Bond ETF	22,997,207
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	60,668,708
X-Trackers Short Duration High Yield Bond ETF (b)(c)	7,826,408
X-Trackers USD High Yield Corporate Bond ETF (b)	11,705,472
TOTAL INVESTMENT COMPANIES (Cost - $400,881,394)	413,626,143

SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund, Class X, 0.07% (a)	4,861,839
TOTAL SHORT TERM INVESTMENTS (Cost - $4,861,839)	4,861,839

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
First American Government Obligations Fund, Class Z, 0.05% (a)	1,135,450
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,135,450)	1,135,450

TOTAL INVESTMENTS - 100.2% (Cost - $406,878,683)	419,623,432
Liabilities in Excess of Other Assets - (0.2)%	(717,713)
NET ASSETS - 100.0%	$418,905,719

Percentages are stated as a percent of net assets.
(a) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(b) All or a portion of this security is out on loan as of August 31, 2020.
(c) Affiliated Security. Please refer to the Notes to Financial Statements.